PHOENIX-ZWEIG TRUST
                          PHOENIX-ZWEIG MANAGED ASSETS

                       Supplement dated January 2, 2003 to
      Prospectus and Statement of Additional Information dated May 1, 2002, as supplemented June 21, 2002


         Effective January 1, 2003, Phoenix-Zweig Advisers LLC, the investment adviser to Phoenix-Zweig Managed Assets (the "Fund"), has voluntarily agreed to waive a portion of its investment management fee so that the annual rate paid by the Fund will be 0.75% after such waiver.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/MA-IAFee (01/03)